UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter:	Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments:

Putnam New Opportunities Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Advertising and marketing services (0.9%)
Nu Skin Enterprises, Inc. Class A	293,500	$8,540,850
Omnicom Group, Inc.	370,900	14,394,629
		22,935,479

Aerospace and defense (2.5%)
L-3 Communications Holdings, Inc. (S)	133,200	12,205,116
Precision Castparts Corp. (S)	129,500	16,408,945
Raytheon Co.	375,700	21,459,984
TransDigm Group, Inc. (S)	218,000	11,562,720
		61,636,765

Banking (1.5%)
First Citizens BancShares, Inc. Class A (S)	20,400	4,054,704
JPMorgan Chase & Co.	198,400	8,878,400
Northern Trust Corp. (S)	259,800	14,356,548
Wells Fargo & Co.	343,400	10,686,608
		37,976,260

Beverage (2.1%)
Coca-Cola Co. (The)	300,300	16,516,500
Coca-Cola Enterprises, Inc.	430,500	11,907,630
PepsiCo, Inc. (S)	366,516	24,248,699
		52,672,829

Biotechnology (2.6%)
Amgen, Inc. (NON)	93,200	5,569,632
Dendreon Corp. (NON) (S)	205,600	7,498,232
Genzyme Corp. (NON)	271,459	14,069,720
Gilead Sciences, Inc. (NON)	566,900	25,782,612
Sequenom, Inc. (NON) (S)	669,800	4,226,438
Vertex Pharmaceuticals, Inc. (NON)	193,000	7,887,910
		65,034,544

Cable television (1.0%)
DIRECTV Class A (NON)	451,800	15,275,358
Scripps Networks Interactive, Inc. Class A (S)	224,400	9,952,140
		25,227,498

Chemicals (0.9%)
Agrium, Inc. (Canada)	180,800	12,769,904
Sigma-Adrich Corp. (S)	171,718	9,214,388
		21,984,292

Coal (0.5%)
Walter Industries, Inc. (S)	142,290	13,129,098
		13,129,098

Commercial and consumer services (2.7%)
Emergency Medical Services Corp. Class A (NON)	247,936	14,020,781
Monster Worldwide, Inc. (NON) (S)	586,600	9,743,426
Priceline.com, Inc. (NON) (S)	68,090	17,362,950
Visa, Inc. Class A (S)	283,200	25,779,696
		66,906,853

Communications equipment (5.0%)
Cisco Systems, Inc. (NON)	2,621,855	68,246,886
F5 Networks, Inc. (NON) (S)	318,824	19,610,864
Qualcomm, Inc.	874,100	36,703,459
		124,561,209

Computers (9.6%)
Apple, Inc. (NON)	404,929	95,129,970
DragonWave, Inc. (Canada) (NON)	184,120	1,703,110
EMC Corp. (NON)	824,500	14,873,980
Emulex Corp. (NON) (S)	1,258,200	16,708,896
Hewlett-Packard Co.	392,883	20,881,731
IBM Corp. (S)	419,744	53,832,168
Polycom, Inc. (NON)	593,400	18,146,172
Quest Software, Inc. (NON) (S)	776,400	13,812,156
Silicon Graphics International Corp. (NON) (S)	489,600	5,233,824
		240,322,007

Conglomerates (1.3%)
3M Co.	248,600	20,775,502
AMETEK, Inc. (S)	283,400	11,749,764
		32,525,266

Consumer (0.5%)
Scotts Miracle-Gro Co. (The) Class A (S)	251,700	11,666,295
		11,666,295

Consumer finance (0.9%)
Mastercard, Inc. Class A	70,800	17,983,200
World Acceptance Corp. (NON)	144,000	5,195,520
		23,178,720

Consumer goods (2.1%)
Colgate-Palmolive Co.	296,900	25,313,694
Procter & Gamble Co. (The)	422,600	26,737,902
		52,051,596

Consumer services (1.1%)
Ancestry.com, Inc. (NON)	151,126	2,561,586
Avis Budget Group, Inc. (NON)	1,456,700	16,752,050
WebMD Health Corp. Class A (NON) (S)	175,900	8,158,242
		27,471,878

Distribution (0.7%)
W.W. Grainger, Inc. (S)	152,000	16,434,240
		16,434,240

Electric utilities (0.2%)
EnerNOC, Inc. (NON) (S)	207,500	6,158,600
		6,158,600

Electrical equipment (1.4%)
Emerson Electric Co. (S)	486,700	24,500,478
GrafTech International, Ltd. (NON)	744,000	10,170,480
		34,670,958

Electronics (3.3%)
American Superconductor Corp. (NON) (S)	274,700	7,938,830
Cavium Networks, Inc. (NON) (S)	225,400	5,603,444
Intel Corp.	873,363	19,441,060
Marvell Technology Group, Ltd. (NON)	935,600	19,067,528
Silicon Laboratories, Inc. (NON)	204,000	9,724,680
Texas Instruments, Inc. (S)	831,700	20,351,699
		82,127,241

Energy (oil field) (1.9%)
CARBO Ceramics, Inc. (S)	141,800	8,839,812
FMC Technologies, Inc. (NON) (S)	222,900	14,406,027
Schlumberger, Ltd. (S)	214,000	13,580,440
Transocean, Ltd. (Switzerland) (NON)	111,700	9,648,646
		46,474,925

Energy (other) (0.4%)
First Solar, Inc. (NON) (S)	90,900	11,148,885
		11,148,885

Engineering and construction (0.3%)
ENGlobal Corp. (NON)	801,838	2,221,091
Michael Baker Corp. (NON)	126,000	4,344,480
		6,565,571

Financial (0.9%)
CME Group, Inc. (S)	29,700	9,388,467
Intercontinental Exchange, Inc. (NON)	109,700	12,306,146
		21,694,613

Food (0.8%)
Diamond Foods, Inc. (S)	102,242	4,298,254
General Mills, Inc. (S)	207,400	14,681,846
		18,980,100

Gaming and lottery (0.9%)
Bally Technologies, Inc. (NON) (S)	300,000	12,162,000
Las Vegas Sands Corp. (NON)	509,500	10,775,925
		22,937,925

Health-care services (3.9%)
Aetna, Inc.	341,000	11,972,510
Express Scripts, Inc. (NON)	229,000	23,303,040
Health Management Associates, Inc. Class A (NON) (S)	1,274,100	10,957,260
Healthsouth Corp. (NON) (S)	654,600	12,241,020
Lincare Holdings, Inc. (NON) (S)	314,000	14,092,320
McKesson Corp.	202,200	13,288,584
WellPoint, Inc. (NON)	168,100	10,822,278
		96,677,012

Insurance (1.5%)
Aflac, Inc.	465,000	25,244,850
Assured Guaranty, Ltd. (Bermuda)	553,300	12,156,001
Primerica, Inc. (NON)	19,755	296,325
		37,697,176

Investment banking/Brokerage (1.7%)
BlackRock, Inc.	56,800	12,368,768
Goldman Sachs Group, Inc. (The)	108,150	18,453,635
Waddell & Reed Financial, Inc. Class A (S)	337,800	12,174,312
		42,996,715

Machinery (1.4%)
Gardner Denver, Inc. (S)	212,800	9,371,712
Joy Global, Inc. (S)	198,800	11,252,080
Timken Co. (S)	515,100	15,458,151
		36,081,943

Media (0.4%)
Time Warner, Inc.	317,600	9,931,352
		9,931,352

Medical technology (4.9%)
Baxter International, Inc.	394,358	22,951,636
Bruker BioSciences Corp. (NON)	499,200	7,313,280
Covidien PLC (Ireland)	227,900	11,458,812
Hospira, Inc. (NON) (S)	335,100	18,983,415
Medtronic, Inc.	643,000	28,954,290
St. Jude Medical, Inc. (NON) (S)	368,400	15,122,820
Thermo Fisher Scientific, Inc. (NON)	207,400	10,668,656
Thoratec Corp. (NON)	200,555	6,708,565
		122,161,474

Metals (1.5%)
Barrick Gold Corp. (Canada)	215,200	8,250,768
Cliffs Natural Resources, Inc. (S)	178,997	12,699,837
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	106,000	8,855,240
Nucor Corp. (S)	172,300	7,818,974
		37,624,819

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON)	348,400	14,186,848
		14,186,848

Oil and gas (1.7%)
Occidental Petroleum Corp. (S)	149,000	12,596,460
PetroHawk Energy Corp. (NON)	77,251	1,566,650
Petroleo Brasileiro SA ADR (Brazil)	336,972	14,991,884
Range Resources Corp. (S)	121,986	5,717,484
Ultra Petroleum Corp. (NON) (S)	175,900	8,202,217
		43,074,695

Pharmaceuticals (5.1%)
Abbott Laboratories	792,800	41,764,704
Allergan, Inc.	325,000	21,229,000
Johnson & Johnson	760,335	49,573,842
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	222,700	14,047,916
		126,615,462

Power producers (0.4%)
AES Corp. (The) (NON)	881,500	9,696,500
		9,696,500

Restaurants (1.0%)
McDonald's Corp.	156,500	10,441,680
Panera Bread Co. Class A (NON)	209,100	15,994,059
		26,435,739

Retail (7.9%)
Amazon.com, Inc. (NON) (S)	198,600	26,955,978
Costco Wholesale Corp. (S)	334,600	19,978,966
CVS Caremark Corp.	439,400	16,064,464
Dick's Sporting Goods, Inc. (NON) (S)	390,800	10,203,788
Guess ?, Inc. (S)	276,500	12,989,970
Herbalife, Ltd. (Cayman Islands) (S)	216,500	9,984,980
Iconix Brand Group, Inc. (NON) (S)	677,700	10,409,472
Nordstrom, Inc. (S)	411,200	16,797,520
O'Reilly Automotive, Inc. (NON) (S)	263,800	11,003,098
Ross Stores, Inc. (S)	283,600	15,164,092
Steven Madden, Ltd. (NON)	210,000	10,248,000
Urban Outfitters, Inc. (NON)	400,700	15,238,621
Wal-Mart Stores, Inc.	431,700	24,002,520
		199,041,469

Schools (0.3%)

Corinthian Colleges, Inc. (NON) (S)	431,000	7,581,290
		7,581,290

Semiconductor (1.4%)
Cymer, Inc. (NON) (S)	242,183	9,033,426
Lam Research Corp. (NON) (S)	388,300	14,491,356
Maxim Integrated Products, Inc. (S)	640,000	12,409,600
		35,934,382

Shipping (0.9%)
J. B. Hunt Transport Services, Inc. (S)	370,400	13,289,952
Knight Transportation, Inc.	493,400	10,405,806
		23,695,758

Software (7.5%)
Adobe Systems, Inc. (NON)	531,800	18,809,766
Microsoft Corp.	3,463,673	101,381,709
Oracle Corp.	2,042,900	52,482,101
TIBCO Software, Inc. (NON) (S)	1,305,700	14,088,503
		186,762,079

Technology (0.4%)
Avago Technologies, Ltd. (NON)	520,274	10,696,833
		10,696,833

Technology services (4.9%)
Accenture PLC Class A	222,795	9,346,250
Baidu, Inc. ADR (China) (NON)	24,037	14,350,089
Cognizant Technology Solutions Corp. (NON)	359,000	18,301,820
Google, Inc. Class A (NON)	116,995	66,337,335
Salesforce.com, Inc. (NON) (S)	204,600	15,232,470
		123,567,964

Telecommunications (0.9%)
ADTRAN, Inc. (S)	508,000	13,385,800
NeuStar, Inc. Class A (NON) (S)	373,960	9,423,792
		22,809,592

Textiles (0.6%)
Warnaco Group, Inc. (The) (NON)	306,800	14,637,428
		14,637,428

Tobacco (2.6%)
Lorillard, Inc.	159,600	12,008,304
Philip Morris International, Inc.	1,007,600	52,556,415
		64,564,719

Transportation services (1.5%)
C.H. Robinson Worldwide, Inc. (S)	220,700	12,326,095
Expeditors International of Washington, Inc. (S)	339,200	12,523,264
FedEx Corp. (S)	128,100	11,964,540
		36,813,899

Waste Management (0.4%)
Stericycle, Inc. (NON)	197,300	10,752,850
		10,752,850

Total common stocks (cost $2,225,328,472)		$2,486,511,645

SHORT-TERM INVESTMENTS (20.3%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$481,751,431	$481,687,309
Putnam Money Market Liquidity Fund (e)	26,785,126	26,785,126

Total short-term investments (cost $508,472,435)		$508,472,435

TOTAL INVESTMENTS

Total investments (cost $2,733,800,907)(b)		$2,994,984,080

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/10 (Unaudited)
			Fixed payments received	Total return
Swap counterparty /		Termination	(paid) by	received by or paid	Unrealized
Notional amount		date	fund per annum	by fund	appreciation

Goldman Sachs International
baskets	90,728	3/17/11	(1 month USD-	A basket	$189,340
			LIBOR-BBA plus 60	(GSGLPMIN)
			bps)	of common stocks

Total					$189,340

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $2,502,252,432.

(b) The aggregate identified cost on a tax basis is $2,734,809,763, resulting in gross unrealized appreciation and depreciation of $356,647,416 and $96,473,099, respectively, or net unrealized appreciation of $260,174,317.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $469,394,693. The fund received cash collateral of $481,687,309 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,727 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $347,019,593 and $337,730,071, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $6,900,000 on total return swap contracts for the period ended March 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $234,571 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$59,609,111	$--	$--

Capital goods	149,708,087	--	--

Communication services	48,037,090	--	--

Conglomerates	32,525,266	--	--

Consumer cyclicals	302,028,391	--	--

Consumer staples	312,220,801	--	--

Energy	113,827,603	--	--

Financials	163,543,484	--	--

Health care	410,488,492	--	--

Technology	803,971,715	--	--

Transportation	60,509,657	--	--

Utilities and power	30,041,948	--	--

Total common stocks	2,486,511,645	--	--

Short-term investments	26,785,126	481,687,309	--

Totals by level	$2,513,296,771	$481,687,309	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$--	$189,340	$--

Totals by level	$--	$189,340	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$189,340	--

Total	$189,340	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 28, 2010